Long-Term Employee Benefit Liabilities - Company's Termination and Long-term Service Arrangements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Non-current liability	$ 729	$ 677
Termination and Long-term Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	446	394
Current service cost	32	29
Interest cost	8	10
Actuarial (gains) losses and changes in actuarial assumptions	(13)	39
Benefits paid	(27)	(19)
Divestiture		(3)
Foreign exchange	32	(4)
Ending funded status – Plan deficit	478	446
Current liability	10	9
Non-current liability	468	437
Net amount	478	446
Unrecognized actuarial losses	(106)	(124)
Current service cost	32	29
Interest cost	8	10
Actuarial losses (gains)	6	4
Net periodic benefit cost	$ 46	$ 43